Debt Part 1 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Apr. 04, 2017	Dec. 31, 2015
Debt Instrument
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 1,348
Total Debt	395,671	$ 36,194		$ 24,653
Debt Instrument, Unamortized Debt Issuance Costs, Noncurrent, net	(7,138)	0
Less: current portion	(5,281)	(3,459)		(3,459)
Capital Lease Obligations, Current	(394)	0
Long-Term Debt	383,252	32,735		21,194
Committed lines of credit		125,000
Uncommitted lines of credit		85,000
Letters of credit, Outstanding amount	4,721	3,774
Commitment fees on unused lines of credit	353	$ 222
Indebtedness to EBITDA ratio		0.49 to 1
EBITDA to interest expense ratio		70.20 to 1
Aggregate maturities of outstanding debt including capital lease obligations
2017		$ 3,459
2018	5,386	3,449
2019	7,062	1,429
2020	9,375	26,428
2021	11,875	1,429
Thereafter	360,625	0
Total aggregate maturities	395,671	36,194
JP Morgan, Amended and Restated Credit Agreement [Member]
Debt Instrument
Total Debt		36,143
Outstanding Borrowings		$ 25,000	$ 45,000
Aggregate maturities of outstanding debt including capital lease obligations
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)		1.075%
Additional borrowing capacity available		$ 62,500
JPMorgan, 2017 Credit Agreement [Member]
Debt Instrument
Total Debt	95,000
Prudential Investment Management, Inc. Private Shelf Agreement
Debt Instrument
Outstanding Borrowings		11,143
Credit facility borrowings, Long-Term
Debt Instrument
Total Debt		36,143		24,571
Debt, Current, Net of Debt Issuance Costs	(4,887)	(3,459)
Less: current portion	(5,000)
Outstanding Borrowings	$ 75,000
Credit facility borrowings, Long-Term | JPMorgan, 2017 Credit Agreement [Member]
Aggregate maturities of outstanding debt including capital lease obligations
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	1.25%
Capital lease obligations
Debt Instrument
Total Debt	$ 671	51		$ 82
Revolving Credit Facility [Member]
Debt Instrument
Outstanding Borrowings	$ 20,000
Revolving Credit Facility [Member] | JPMorgan, 2017 Credit Agreement [Member]
Aggregate maturities of outstanding debt including capital lease obligations
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	1.075%
Additional borrowing capacity available	$ 150,000
Bonds
Debt Instrument
Total Debt	$ 300,000	$ 0